Investments - Unrealized net capital gains and losses (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Fair value
Fair value	$ 17,937	$ 23,907
Short-term investments	1,035	974
Gross unrealized Gains
Fixed income securities	760	2,427
Short-term investments	0	0
Gross unrealized Losses
Fixed income securities	(130)	(42)
Short-term investments	0	0
Unrealized net gains (losses)
Fixed income securities	630	2,385
Short-term investments	0	0
EMA limited partnerships	0	(2)
Unrealized net capital gains and losses, pre-tax	630	2,383
Amounts recognized for:
Insurance reserves	(118)	(496)
DAC and DSI	15	(363)
Amounts recognized	(103)	(859)
Deferred income taxes	(110)	(320)
Total unrealized net capital gains and losses	$ 417	$ 1,204